Profit Appropriation and Restricted Net Assets	12 Months Ended
Dec. 31, 2022
Profit Appropriation And Restricted Net Assets
Profit Appropriation and Restricted Net Assets

13. Profit Appropriation and Restricted Net Assets

The Company’s subsidiaries, VIEs and VIEs’ subsidiaries in China are required to make appropriations to certain non-distributable reserve funds, in accordance with the China Company Laws. They have to make appropriations from their after-tax profit (as determined under Generally Accepted Accounting Principles in the PRC (“PRC GAAP”)) to non-distributable reserve funds including (i) statutory surplus fund, and (ii) discretionary surplus fund. Statutory surplus fund is at least 10% of the after-tax profits calculated in accordance with the PRC GAAP. Appropriation is not required if the reserve fund has reached 50% of the registered capital of the respective company.

Statutory surplus fund is restricted for set off against losses, expansion of production and operation or increase in registered capital of the respective companies. These reserves are not transferable to the Company in the form of cash dividends, loans or advances. These reserves are therefore not available for distribution except in liquidation.

As of December 31, 2021 and 2022 the Group’s PRC subsidiaries accrued approximately US$139.6 million and US$133.6 million in the general reserve/statutory surplus funds, respectively.

Under the PRC laws and regulations, the subsidiaries, VIEs and VIEs’ subsidiaries incorporated in the PRC are restricted in their ability to transfer a portion of their net assets to the Group either in the form of dividends, loans or advances of the consolidated net assets. Even though the Group currently does not require any such dividends, loans or advances from the PRC subsidiaries, VIEs and VIEs’ subsidiaries for working capital and other funding purposes, the Group may in the future require additional cash resources from the PRC subsidiaries, VIEs and VIEs’ subsidiaries due to changes in business conditions, to fund future acquisitions and development, or merely declare and pay dividends to or distribution to its shareholders. The amounts restricted for the Group amounted to US$566.9 million, or 16.7% of the Group’s total consolidated net assets as of December 31, 2022.